Risk Management - Summary of Reconciliation of Allowance for Loan Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [Line Items]
Beginning balance	$ 95	$ 85
Provisions	50	55
Recoveries	(46)	(36)
Write-offs	(79)	(9)
Ending balance	20	95
Private placements [Member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	43	39
Provisions	35	37
Recoveries		(27)
Write-offs	(74)	(6)
Ending balance	4	43
Mortgages and loans to Bank clients [Member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	52	46
Provisions	15	18
Recoveries	(46)	(9)
Write-offs	(5)	(3)
Ending balance	$ 16	$ 52